The Chesapeake Core Growth Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The Chesapeake Core Growth Fund (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you will pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The Chesapeake Core Growth Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Chesapeake Core Growth Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.27%
Total Annual Fund Operating Expenses		1.52%
Less: Management Fee Reductions	[2]	(0.12%)
Total Annual Fund Operating Expenses After Management Fee Reductions		1.40%
[1]	Other Expenses include acquired fund fees and expenses, which represent the pro rata expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. Such fees and expenses have been included under the subcaption Other Expenses because they were less than 0.01% during the most recent fiscal year.
[2]	The Advisor has contractually agreed to reduce its Management Fees and to reimburse other Fund expenses, if necessary, until February 29, 2012, so that the total annual operating expenses of the Fund, including but not limited to investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (vi) dividend expense on short sales), incurred by the Fund during the term of the agreement are limited to 1.40%. The Advisor may be entitled to recoupment of any fees reduced or other expenses assumed and paid by the Advisor during any of the previous three (3) years, less any reimbursements previously paid, pursuant to such agreement, provided the Fund's overall expenses are less than 1.40%. This agreement may be terminated by the mutual written consent of the Board of Trustees and the Advisor, and will terminate automatically if the Fund's investment advisory agreement with the Advisor is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to reduce Management Fees and reimburse other Fund expenses remains in effect only through February 29, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Chesapeake Core Growth Fund	143	469	818	1,802

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust (the “Trust”), seeks capital appreciation by investing primarily in equity securities of the largest 1,000 companies, based on market capitalization, domiciled in the United States. Equity securities include common and preferred stock and securities convertible into common stock. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund’s objective.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. (the “Advisor”) will focus on companies that, in the Advisor’s opinion, show superior prospects for earnings growth and are undergoing positive changes that have not yet been recognized by “Wall Street” analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year’s comparable period. The Advisor generally avoids companies that have excessive debt. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities and at least 80% of such assets will be invested in the largest 1,000 companies domiciled in the United States. Generally, all of the securities in which the Fund invests will be traded on domestic securities exchanges or in the over-the-counter markets. The Fund may invest in foreign securities if they are traded on a U.S. securities exchange. Portfolio securities are generally acquired for the long term.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks, including the risk that you may lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes the principal risks involved with an investment in the Fund.

Equity Securities. To the extent that the majority of the Fund’s portfolio consists of equity securities, it is expected that the Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities. Equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor.

Market Risk. Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, and general market conditions.

Internal Change. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature.

Large Capitalization Companies. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Market Segment Risk. Investors are also subject to the risk that the Fund’s market segment, the largest 1,000 companies domiciled in the United States, may underperform other equity market segments or the equity markets as a whole.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year for the past 10 calendar years and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-800-430-3863.

Annual Total Returns

•	During the period shown in the bar chart, the highest quarterly return was 19.75% (for the quarter ended June 30, 2009).

•	During the period shown in the bar chart, the lowest quarterly return was -33.20% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2010:

The table below presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns	1 Year	5 Years	10 Years
The Chesapeake Core Growth Fund	9.47%	(1.32%)	(0.07%)
The Chesapeake Core Growth Fund - After Taxes on Distributions	9.46%	(1.45%)	(0.17%)
The Chesapeake Core Growth Fund - After Taxes on Distributions and Sale of Fund Shares	6.15%	(1.08%)	(0.05%)
The Chesapeake Core Growth Fund S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%

Investor Class | The Chesapeake Growth Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The Chesapeake Growth Fund (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you will pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Investor Shares The Chesapeake Growth Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Investor Shares The Chesapeake Growth Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees	[1]	0.13%
Other Expenses	[2]	1.63%
Total Annual Fund Operating Expenses		2.76%
Less: Management Fee Reductions	[3]	(1.00%)
Total Annual Fund Operating Expenses After Management Fee Reductions		1.76%
[1]	The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), that allows the Fund's Investor shares to pay for certain expenses related to the distribution of such shares. The annual limitation for payment of such expenses under the plan is 0.25% of the average daily net assets of Investor shares; however, the Fund's Investor shares incurred distribution expenses of 0.13% during the most recent fiscal year.
[2]	Other Expenses include acquired fund fees and expenses, which represent the pro rata expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. Such fees and expenses have been included under the subcaption Other Expenses because they were less than 0.01% during the most recent fiscal year.
[3]	Management Fee Reductions have been restated to reflect that the Advisor has contractually agreed to reduce its fee in whole until February 29, 2012. This agreement will terminate automatically if the Fund's investment advisory agreement with the Advisor is terminated or by one party providing advance notice to the other party of its intention not to renew the agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to reduce Management Fees remains in effect only through February 29, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares The Chesapeake Growth Fund	179	762	1,371	3,017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust (the “Trust”), seeks capital appreciation by investing primarily in equity securities, such as common and preferred stock and securities convertible into common stock, without regard to market capitalization. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund’s objective.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. (the “Advisor”) will focus on companies that, in the Advisor’s opinion, show superior prospects for earnings growth and are undergoing positive changes that have not yet been recognized by “Wall Street” analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year’s comparable period. The Advisor generally avoids companies that have excessive debt. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which no more than 25% of the Fund’s total assets will be invested in the securities of any one industry. Up to 10% of the Fund’s total assets may consist of foreign securities and sponsored American Depositary Receipts (“ADRs”). However, all of the securities in which the Fund invests will be actively traded on domestic or foreign securities exchanges or in the over-the-counter markets. Portfolio securities are generally acquired for the long term.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks, including the risk that you may lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes the principal risks involved with an investment in the Fund.

Equity Securities. To the extent that the majority of the Fund’s portfolio consists of equity securities, it is expected that the Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities. Equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor.

Market Risk. Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, and general market conditions.

Internal Change. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature.

Small and Medium Capitalization Companies. To the extent the Fund’s assets are invested in small and medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because the securities of small and medium capitalization companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Small and medium capitalization companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning small and medium capitalization companies than for larger, more established companies.

Large Capitalization Companies. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund’s Investor shares by showing changes in the Fund’s performance from year to year for the past 10 calendar years and by showing how the average annual total returns of Investor shares of the Fund for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-800-430-3863.

Annual Total Returns

•	During the period shown in the bar chart, the highest quarterly return was 23.87% (for the quarter ended June 30, 2009).

•	During the period shown in the bar chart, the lowest quarterly return was -31.02% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2010:

The table below presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns The Chesapeake Growth Fund	1 Year	5 Years	10 Years
Investor Shares	18.39%	3.25%	(0.62%)
Investor Shares - After Taxes on Distributions	18.39%	3.25%	(0.62%)
Investor Shares - After Taxes on Distributions and Sale of Fund Shares	11.95%	2.79%	(0.53%)

Market Index Performance The Chesapeake Growth Fund	1 Year	5 Years	10 Years
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	17.64%	3.88%	0.30%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%

The Russell 3000 Growth Index and the Russell 2000 Growth Index are widely recognized, unmanaged indexes that measure the performance of the broad growth segment and the small-cap growth segment of the U.S. equity universe, respectively. Together, these indexes show how the Fund’s performance compares with the returns of indexes holding similar securities as the Fund.

Institutional Class | The Chesapeake Growth Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The Chesapeake Growth Fund (the “Fund”) seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
The following table describes the fees and expenses that you will pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Shares The Chesapeake Growth Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares The Chesapeake Growth Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	1.47%
Total Annual Fund Operating Expenses		2.47%
Less: Management Fee Reductions	[2]	(1.00%)
Total Annual Fund Operating Expenses After Management Fee Reductions		1.47%
[1]	Other Expenses include acquired fund fees and expenses, which represent the pro rata expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. Such fees and expenses have been included under the subcaption Other Expenses because they were less than 0.01% during the most recent fiscal year.
[2]	Management Fee Reductions have been restated to reflect that the Advisor has contractually agreed to reduce its fee in whole until February 29, 2012. This agreement will terminate automatically if the Fund's investment advisory agreement with the Advisor is terminated or by one party providing advance notice to the other party of its intention not to renew the agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to reduce Management Fees remains in effect only through February 29, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares The Chesapeake Growth Fund	150	674	1,225	2,731

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust (the “Trust”), seeks capital appreciation by investing primarily in equity securities, such as common and preferred stock and securities convertible into common stock, without regard to market capitalization. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund’s objective.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. (the “Advisor”) will focus on companies that, in the Advisor’s opinion, show superior prospects for earnings growth and are undergoing positive changes that have not yet been recognized by “Wall Street” analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year’s comparable period. The Advisor generally avoids companies that have excessive debt. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which no more than 25% of the Fund’s total assets will be invested in the securities of any one industry. Up to 10% of the Fund’s total assets may consist of foreign securities and sponsored American Depositary Receipts (“ADRs”). However, all of the securities in which the Fund invests will be actively traded on domestic or foreign securities exchanges or in the over-the-counter markets. Portfolio securities are generally acquired for the long term.

PRINCIPAL RISKS

An investment in the Fund is subject to investment risks, including the risk that you may lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes the principal risks involved with an investment in the Fund.

Equity Securities. To the extent that the majority of the Fund’s portfolio consists of equity securities, it is expected that the Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities. Equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor.

Market Risk. Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Internal Change. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature.

Small and Medium Capitalization Companies. To the extent the Fund’s assets are invested in small and medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because the securities of small and medium capitalization companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Small and medium capitalization companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning small and medium capitalization companies than for larger, more established companies.

Large Capitalization Companies. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund’s Institutional shares by showing changes in the Fund’s performance from year to year for the past 10 calendar years and by showing how the average annual total returns of Institutional shares of the Fund for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-800-430-3863.

Annual Total Returns

•	During the period shown in the bar chart, the highest quarterly return was 24.03% (for the quarter ended June 30, 2009).

•	During the period shown in the bar chart, the lowest quarterly return was -30.97% (for the quarter ended December 31, 2008).

Average Annual Total Returns For Periods Ended December 31, 2010:

The table below presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Average Annual Total Returns The Chesapeake Growth Fund	1 Year	5 Years	10 Years
Institutional Shares	18.88%	3.47%	(0.26%)
Institutional Shares - After Taxes on Distributions	18.88%	3.47%	(0.26%)
Institutional Shares - After Taxes on Distributions and Sale of Fund Shares	12.27%	2.98%	(0.22%)

Market Index Performance The Chesapeake Growth Fund	1 Year	5 Years	10 Years
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	17.64%	3.88%	0.30%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%

The Russell 3000 Growth Index and the Russell 2000 Growth Index are widely recognized, unmanaged indexes that measure the performance of the broad growth segment and the small-cap growth segment of the U.S. equity universe, respectively. Together, these indexes show how the Fund’s performance compares with the returns of indexes holding similar securities as the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	GARDNER LEWIS INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0000893759
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Effective Date	dei_DocumentEffectiveDate	Mar 1, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Investor Class | The Chesapeake Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHEAX
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Chesapeake Growth Fund (the “Fund”) seeks capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you will pay if you buy and hold shares of the Fund:
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	83.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to reduce Management Fees remains in effect only through February 29, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust (the “Trust”), seeks capital appreciation by investing primarily in equity securities, such as common and preferred stock and securities convertible into common stock, without regard to market capitalization. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund’s objective.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. (the “Advisor”) will focus on companies that, in the Advisor’s opinion, show superior prospects for earnings growth and are undergoing positive changes that have not yet been recognized by “Wall Street” analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year’s comparable period. The Advisor generally avoids companies that have excessive debt. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which no more than 25% of the Fund’s total assets will be invested in the securities of any one industry. Up to 10% of the Fund’s total assets may consist of foreign securities and sponsored American Depositary Receipts (“ADRs”). However, all of the securities in which the Fund invests will be actively traded on domestic or foreign securities exchanges or in the over-the-counter markets. Portfolio securities are generally acquired for the long term.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks, including the risk that you may lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes the principal risks involved with an investment in the Fund.

Equity Securities. To the extent that the majority of the Fund’s portfolio consists of equity securities, it is expected that the Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities. Equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor.

Market Risk. Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, and general market conditions.

Internal Change. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature.

Small and Medium Capitalization Companies. To the extent the Fund’s assets are invested in small and medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because the securities of small and medium capitalization companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Small and medium capitalization companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning small and medium capitalization companies than for larger, more established companies.

Large Capitalization Companies. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the risk that you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund’s Investor shares by showing changes in the Fund’s performance from year to year for the past 10 calendar years and by showing how the average annual total returns of Investor shares of the Fund for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-800-430-3863.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund's performance from year to year for the past 10 calendar years and by showing how the Fund's average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-430-3863
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
•	During the period shown in the bar chart, the highest quarterly return was 23.87% (for the quarter ended June 30, 2009).

•	During the period shown in the bar chart, the lowest quarterly return was -31.02% (for the quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.02%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account ("IRA") or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

The Russell 3000 Growth Index and the Russell 2000 Growth Index are widely recognized, unmanaged indexes that measure the performance of the broad growth segment and the small-cap growth segment of the U.S. equity universe, respectively. Together, these indexes show how the Fund’s performance compares with the returns of indexes holding similar securities as the Fund.

Institutional Class | The Chesapeake Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHESX
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Chesapeake Growth Fund (the “Fund”) seeks capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you will pay if you buy and hold shares of the Fund:
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	83.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to reduce Management Fees remains in effect only through February 29, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust (the “Trust”), seeks capital appreciation by investing primarily in equity securities, such as common and preferred stock and securities convertible into common stock, without regard to market capitalization. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund’s objective.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. (the “Advisor”) will focus on companies that, in the Advisor’s opinion, show superior prospects for earnings growth and are undergoing positive changes that have not yet been recognized by “Wall Street” analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year’s comparable period. The Advisor generally avoids companies that have excessive debt. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities, of which no more than 25% of the Fund’s total assets will be invested in the securities of any one industry. Up to 10% of the Fund’s total assets may consist of foreign securities and sponsored American Depositary Receipts (“ADRs”). However, all of the securities in which the Fund invests will be actively traded on domestic or foreign securities exchanges or in the over-the-counter markets. Portfolio securities are generally acquired for the long term.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks, including the risk that you may lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes the principal risks involved with an investment in the Fund.

Equity Securities. To the extent that the majority of the Fund’s portfolio consists of equity securities, it is expected that the Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities. Equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor.

Market Risk. Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Internal Change. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature.

Small and Medium Capitalization Companies. To the extent the Fund’s assets are invested in small and medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because the securities of small and medium capitalization companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Small and medium capitalization companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning small and medium capitalization companies than for larger, more established companies.

Large Capitalization Companies. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the risk that you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund’s Institutional shares by showing changes in the Fund’s performance from year to year for the past 10 calendar years and by showing how the average annual total returns of Institutional shares of the Fund for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-800-430-3863.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund's Institutional shares by showing changes in the Fund's performance from year to year for the past 10 calendar years and by showing how the average annual total returns of Institutional shares of the Fund for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-430-3863
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
•	During the period shown in the bar chart, the highest quarterly return was 24.03% (for the quarter ended June 30, 2009).

•	During the period shown in the bar chart, the lowest quarterly return was -30.97% (for the quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.97%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account ("IRA") or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Performance Table Closing	rr_PerformanceTableClosingTextBlock

The Russell 3000 Growth Index and the Russell 2000 Growth Index are widely recognized, unmanaged indexes that measure the performance of the broad growth segment and the small-cap growth segment of the U.S. equity universe, respectively. Together, these indexes show how the Fund’s performance compares with the returns of indexes holding similar securities as the Fund.

The Chesapeake Growth Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.47%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Less: Management Fee Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[2]
Total Annual Fund Operating Expenses After Management Fee Reductions	rr_NetExpensesOverAssets	1.47%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	150
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	674
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,225
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,731
2001	rr_AnnualReturn2001	(27.66%)
2002	rr_AnnualReturn2002	(32.97%)
2003	rr_AnnualReturn2003	42.47%
2004	rr_AnnualReturn2004	10.77%
2005	rr_AnnualReturn2005	7.38%
2006	rr_AnnualReturn2006	9.46%
2007	rr_AnnualReturn2007	21.42%
2008	rr_AnnualReturn2008	(49.70%)
2009	rr_AnnualReturn2009	49.21%
2010	rr_AnnualReturn2010	18.88%
1 Year	rr_AverageAnnualReturnYear01	18.88%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	(0.26%)
The Chesapeake Growth Fund | Institutional Shares | - After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.88%
5 Years	rr_AverageAnnualReturnYear05	3.47%
10 Years	rr_AverageAnnualReturnYear10	(0.26%)
The Chesapeake Growth Fund | Institutional Shares | - After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.27%
5 Years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	(0.22%)
The Chesapeake Growth Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[3]
Other Expenses	rr_OtherExpensesOverAssets	1.63%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%
Less: Management Fee Reductions	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[2]
Total Annual Fund Operating Expenses After Management Fee Reductions	rr_NetExpensesOverAssets	1.76%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	179
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	762
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,371
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,017
2001	rr_AnnualReturn2001	(28.05%)
2002	rr_AnnualReturn2002	(33.49%)
2003	rr_AnnualReturn2003	41.44%
2004	rr_AnnualReturn2004	10.48%
2005	rr_AnnualReturn2005	7.09%
2006	rr_AnnualReturn2006	9.72%
2007	rr_AnnualReturn2007	21.16%
2008	rr_AnnualReturn2008	(49.94%)
2009	rr_AnnualReturn2009	48.97%
2010	rr_AnnualReturn2010	18.39%
1 Year	rr_AverageAnnualReturnYear01	18.39%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	(0.62%)
The Chesapeake Growth Fund | Investor Shares | - After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.39%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	(0.62%)
The Chesapeake Growth Fund | Investor Shares | - After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.95%
5 Years	rr_AverageAnnualReturnYear05	2.79%
10 Years	rr_AverageAnnualReturnYear10	(0.53%)
The Chesapeake Growth Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
The Chesapeake Growth Fund | Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.64%
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	0.30%
The Chesapeake Growth Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	29.09%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	3.78%
The Chesapeake Core Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHCGX
Risk/Return	rr_RiskReturnHeading	FUND SUMMARY
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Chesapeake Core Growth Fund (the “Fund”) seeks capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you will pay if you buy and hold shares of the Fund:
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-02-29
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	70.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same, and the contractual agreement to reduce Management Fees and reimburse other Fund expenses remains in effect only through February 29, 2012. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust (the “Trust”), seeks capital appreciation by investing primarily in equity securities of the largest 1,000 companies, based on market capitalization, domiciled in the United States. Equity securities include common and preferred stock and securities convertible into common stock. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund’s objective.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. (the “Advisor”) will focus on companies that, in the Advisor’s opinion, show superior prospects for earnings growth and are undergoing positive changes that have not yet been recognized by “Wall Street” analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year’s comparable period. The Advisor generally avoids companies that have excessive debt. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates.

Under normal market conditions, the Fund will invest at least 90% of its total assets in equity securities and at least 80% of such assets will be invested in the largest 1,000 companies domiciled in the United States. Generally, all of the securities in which the Fund invests will be traded on domestic securities exchanges or in the over-the-counter markets. The Fund may invest in foreign securities if they are traded on a U.S. securities exchange. Portfolio securities are generally acquired for the long term.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks, including the risk that you may lose money. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes the principal risks involved with an investment in the Fund.

Equity Securities. To the extent that the majority of the Fund’s portfolio consists of equity securities, it is expected that the Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities. Equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor.

Market Risk. Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund’s performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, and general market conditions.

Internal Change. Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, may involve greater than average risk due to their unproven nature.

Large Capitalization Companies. Companies with large market capitalizations go in and out of favor based on various market and economic conditions. Prices of securities of larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize companies with smaller market capitalizations.

Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Market Segment Risk. Investors are also subject to the risk that the Fund’s market segment, the largest 1,000 companies domiciled in the United States, may underperform other equity market segments or the equity markets as a whole.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the risk that you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund’s performance from year to year for the past 10 calendar years and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-800-430-3863.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing changes in the Fund's performance from year to year for the past 10 calendar years and by showing how the Fund's average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-430-3863
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
•	During the period shown in the bar chart, the highest quarterly return was 19.75% (for the quarter ended June 30, 2009).

•	During the period shown in the bar chart, the lowest quarterly return was -33.20% (for the quarter ended December 31, 2008).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.20%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2010:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account ("IRA") or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold shares of the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

The Chesapeake Core Growth Fund | The Chesapeake Core Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Less: Management Fee Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[4]
Total Annual Fund Operating Expenses After Management Fee Reductions	rr_NetExpensesOverAssets	1.40%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	143
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	469
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	818
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,802
2001	rr_AnnualReturn2001	(12.72%)
2002	rr_AnnualReturn2002	(23.92%)
2003	rr_AnnualReturn2003	42.42%
2004	rr_AnnualReturn2004	10.71%
2005	rr_AnnualReturn2005	1.30%
2006	rr_AnnualReturn2006	7.22%
2007	rr_AnnualReturn2007	15.86%
2008	rr_AnnualReturn2008	(50.57%)
2009	rr_AnnualReturn2009	39.24%
2010	rr_AnnualReturn2010	9.47%
1 Year	rr_AverageAnnualReturnYear01	9.47%
5 Years	rr_AverageAnnualReturnYear05	(1.32%)
10 Years	rr_AverageAnnualReturnYear10	(0.07%)
The Chesapeake Core Growth Fund | The Chesapeake Core Growth Fund | - After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.46%
5 Years	rr_AverageAnnualReturnYear05	(1.45%)
10 Years	rr_AverageAnnualReturnYear10	(0.17%)
The Chesapeake Core Growth Fund | The Chesapeake Core Growth Fund | - After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.15%
5 Years	rr_AverageAnnualReturnYear05	(1.08%)
10 Years	rr_AverageAnnualReturnYear10	(0.05%)
The Chesapeake Core Growth Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%

[1]	Other Expenses include acquired fund fees and expenses, which represent the pro rata expenses indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. These fees and expenses are not used to calculate the Fund's net asset value. Such fees and expenses have been included under the subcaption Other Expenses because they were less than 0.01% during the most recent fiscal year.
[2]	Management Fee Reductions have been restated to reflect that the Advisor has contractually agreed to reduce its fee in whole until February 29, 2012. This agreement will terminate automatically if the Fund's investment advisory agreement with the Advisor is terminated or by one party providing advance notice to the other party of its intention not to renew the agreement.
[3]	The Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), that allows the Fund's Investor shares to pay for certain expenses related to the distribution of such shares. The annual limitation for payment of such expenses under the plan is 0.25% of the average daily net assets of Investor shares; however, the Fund's Investor shares incurred distribution expenses of 0.13% during the most recent fiscal year.
[4]	The Advisor has contractually agreed to reduce its Management Fees and to reimburse other Fund expenses, if necessary, until February 29, 2012, so that the total annual operating expenses of the Fund, including but not limited to investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (vi) dividend expense on short sales), incurred by the Fund during the term of the agreement are limited to 1.40%. The Advisor may be entitled to recoupment of any fees reduced or other expenses assumed and paid by the Advisor during any of the previous three (3) years, less any reimbursements previously paid, pursuant to such agreement, provided the Fund's overall expenses are less than 1.40%. This agreement may be terminated by the mutual written consent of the Board of Trustees and the Advisor, and will terminate automatically if the Fund's investment advisory agreement with the Advisor is terminated.